Claims and Accounts Receivable (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Accounts, Notes, Loans and Financing Receivable [Line Items]
Claims and accounts receivable	$ 30	$ 59
Government Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Government contract receivable	1	28
Claims and uncertain amounts	$ 29	$ 31